Employee Benefit Obligations - Summary of Defined Benefit Plans Expense Recognized in Statements of Comprehensive Income (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Net Defined Benefit Recognized In Consolidated Statement Of Comprehensive Income [Abstract]
Current service cost for defined benefits plan	$ 1,920,262	$ 2,091,205	$ 1,899,660
Interest cost for defined benefits plan	2,750,376	2,678,300	2,517,406
Past service cost	(39,060)
Expenses recognized in the Statement of Income	4,631,578	4,769,505	4,417,066
Gains (losses) from remeasurement of defined benefit plans	(37,881)	(1,716,875)	6,618,514
Total expense recognized in the Statement of Comprehensive Income	$ 4,593,697	$ 3,052,630	$ 11,035,580